FAIR VALUE MEASUREMENTS - Summary of Fair Value Of Assets and Liabilities Measured on Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Investments in equity securities with readily determinable fair values	$ 325	$ 153
Forward foreign exchange contracts	1,402
Interest rate swaps	32,683	75,865
Total	34,410	76,018
Liabilities:
Contingent consideration	8,103	4,524
Forward foreign exchange contracts	3,372	8,241
Total	11,475	12,765
Level I [Member]
Assets:
Investments in equity securities with readily determinable fair values	325	153
Forward foreign exchange contracts	0
Interest rate swaps	0	0
Total	325	153
Liabilities:
Contingent consideration	0	0
Forward foreign exchange contracts	0	0
Total	0	0
Level II [Member]
Assets:
Investments in equity securities with readily determinable fair values	0	0
Forward foreign exchange contracts	1,402
Interest rate swaps	32,683	75,865
Total	34,085	75,865
Liabilities:
Contingent consideration	0	0
Forward foreign exchange contracts	3,372	8,241
Total	3,372	8,241
Level III [Member]
Assets:
Investments in equity securities with readily determinable fair values	0	0
Forward foreign exchange contracts	0
Interest rate swaps	0	0
Total	0	0
Liabilities:
Contingent consideration	8,103	4,524
Forward foreign exchange contracts	0	0
Total	$ 8,103	$ 4,524